UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-08611

Legg Mason Charles Street Trust, Inc.

Name of Fund:

100 Light Street

Baltimore, MD 21202

Fund Address:

Richard M. Wachterman, Esq.

Legg Mason & Co., LLC

100 Light Street

Baltimore, MD 21202

Name and address of agent for service:

Registrant’s telephone number, including area code: (410) 539-0000

Date of fiscal year end: 3/31/2007

Date of reporting period: 12/31/2006

Item 1 – Schedule of Investments

Portfolio of Investments

Batterymarch U.S. Small Capitalization Equity Portfolio

December 31, 2006 (Unaudited)

(Amounts in Thousands)

	Shares	Value
Common Stocks and Equity Interests — 99.3%

Consumer Discretionary — 14.9%

Diversified Consumer Services — 0.1%
Home Solutions of America Inc.	88	$513	A

Hotels Restaurants and Leisure — 2.8%
Bluegreen Corp.	247	3,169	A
Domino’s Pizza Inc.	159	4,448
Jack in the Box Inc.	126	7,709	A
Monarch Casino and Resort Inc.	78	1,859	A

		17,185

Household Durables — 0.7%
CSS Industries Inc.	17	594
Ethan Allen Interiors Inc.	62	2,246
Helen of Troy Ltd.	23	551	A
Interface Inc.	0.2	3	A
Tempur-Pedic International Inc.	54	1,099	A

		4,493

Internet and Catalog Retail — 0.6%
Priceline.com Inc.	82	3,572	A

Media — 0.3%
Knology Inc.	151	1,608	A
RCN Corp.	13	386	A

		1,994

Multiline Retail — 0.7%
Dillard’s Inc.	128	4,466

Specialty Retail — 5.2%
Aaron Rents Inc.	166	4,769
Asbury Automotive Group Inc.	45	1,070
Books-A-Million Inc.	44	998
Charming Shoppes Inc.	208	2,817	A
Christopher and Banks Corp.	112	2,096
Group 1 Automotive Inc.	48	2,467
Payless Shoesource Inc.	234	7,692	A
Rent-A-Center Inc.	59	1,753	A
The Cato Corp.	82	1,869
The Men’s Wearhouse Inc.	101	3,868
Tween Brands Inc.	53	2,120	A

		31,519

Textiles, Apparel and Luxury Goods — 4.5%
Deckers Outdoor Corp.	8	471	A
Maidenform Brands Inc.	137	2,487	A
Oxford Industries Inc.	65	3,212
Perry Ellis International Inc.	57	2,353	A
Phillips-Van Heusen Corp.	158	7,942
Skechers U.S.A. Inc.	98	3,265	A

	Shares	Value
Common Stocks and Equity Interests — Continued

Consumer Discretionary — Continued

Textiles, Apparel and Luxury Goods — Continued
Steven Madden Ltd.	118	$4,156
True Religion Apparel Inc.	48	735	A
Wolverine World Wide Inc.	92	2,609

		27,230

Consumer Staples — 2.0%

Beverages — 0.3%
MGP Ingredients Inc.	88	1,994

Food and Staples Retailing — 0.8%
Longs Drug Stores Corp.	46	1,945
Spartan Stores Inc.	46	957
The Pantry Inc.	42	1,960	A

		4,862

Food Products — 0.1%
Flowers Foods Inc.	29	775

Personal Products — 0.8%
Herbalife Ltd.	11	426	A
NBTY Inc.	98	4,074	A
USANA Health Sciences Inc.	6	325	A

		4,825

Energy — 7.4%

Energy Equipment and Services — 3.2%
Complete Production Services Inc.	121	2,565	A
Grey Wolf Inc.	653	4,482	A
NATCO Group Inc.	43	1,383	A
Oil States International Inc.	44	1,420	A
Parker Drilling Co.	76	622	A
SEACOR Holdings Inc.	53	5,284	A
W-H Energy Services Inc.	70	3,413	A

		19,169

Oil, Gas and Consumable Fuels — 4.2%
Alon USA Energy Inc.	154	4,060
Aventine Renewable Energy Holdings Inc.	98	2,299	A
Delek US Holdings Inc.	98	1,599
Holly Corp.	110	5,664
OMI Corp.	147	3,106
St Mary Land and Exploration Co.	62	2,285
Swift Energy Co.	75	3,380	A
W&T Offshore Inc.	109	3,358

		25,751

	Shares	Value
Common Stocks and Equity Interests — Continued

Financials — 19.0%

Capital Markets — 0.9%
GFI Group Inc.	57	$3,543	A
TradeStation Group Inc.	128	1,756	A

		5,299

Commercial Banks — 4.1%
BancorpSouth Inc.	75	2,004
Banner Corp.	24	1,042
Credicorp Ltd.	53	2,174
First Community Bancorp Inc.	59	3,105
First State Bancorporation	16	403
Hancock Holding Co.	31	1,633
Integra Bank Corp.	18	506
Intervest Bancshares Corp.	43	1,462	A
Pacific Capital Bancorp	61	2,042
Southwest Bancorp Inc.	27	744
Sterling Bancshares Inc.	180	2,338
SVB Financial Group	72	3,372	A
Trustmark Corp.	72	2,352
Whitney Holding Corp.	18	574
Wilmington Trust Corp.	30	1,244

		24,995

Consumer Finance — 0.2%
Dollar Financial Corp.	41	1,148	A
Ezcorp Inc.	19	305	A

		1,453

Insurance — 2.9%
Argonaut Group Inc.	21	746	A
CNA Surety Corp.	39	834	A
Harleysville Group Inc.	23	797
Nationwide Financial Services Inc.	75	4,049
Navigators Group Inc.	8	400	A
Odyssey Re Holdings Corp.	19	705
ProAssurance Corp.	19	963	A
SeaBright Insurance Holdings	56	1,009	A
Selective Insurance Group Inc.	43	2,463
Zenith National Insurance Corp.	118	5,547

		17,513

Real Estate Investment Trusts (REITs) — 7.4%
American Home Mortgage Investment Corp.	93	3,252
Ashford Hospitality Trust	207	2,576
Deerfield Triarc Capital Corp.	64	1,089
DiamondRock Hospitality Co.	222	4,000
FelCor Lodging Trust Inc.	162	3,534
Highland Hospitality Corp.	236	3,367

	Shares	Value
Common Stocks and Equity Interests — Continued

Financials — Continued

Real Estate Investment Trusts (REITs) — Continued
Home Properties Inc.	37	$2,163
Inland Real Estate Corp.	41	764
KKR Financial Corp.	208	5,575
LaSalle Hotel Properties	80	3,666
National Retail Properties Inc.	144	3,312
Newcastle Investment Corp.	47	1,467
Omega Healthcare Investors Inc.	25	444
Senior Housing Properties Trust	80	1,946
Spirit Finance Corp.	158	1,975
Sunstone Hotel Investors Inc.	111	2,958
Taubman Centers Inc.	61	3,097

		45,185

Real Estate Management and Development — 0.8%
Jones Lang LaSalle Inc.	47	4,295
MI Developments Inc.	15	532

		4,827

Thrifts and Mortgage Finance — 2.7%
Corus Bankshares Inc.	221	5,103
FirstFed Financial Corp.	128	8,565	A
Ocwen Financial Corp.	38	600	A
Triad Guaranty Inc.	40	2,178	A

		16,446

Health Care — 13.1%
Biotechnology — 3.0%
Alexion Pharmaceuticals Inc.	13	529	A
Angiotech Pharmaceuticals Inc.	297	2,438	A
BioMarin Pharmaceuticals Inc.	121	1,982	A
Cephalon Inc.	26	1,838	A
Cubist Pharmaceuticals Inc.	150	2,722	A
ImClone Systems Inc.	52	1,402	A
Ligand Pharmaceuticals Inc.	71	772	A
OSI Pharmaceuticals Inc.	116	4,047	A
QLT Inc.	100	846	A
Regeneron Pharmaceuticals Inc.	97	1,937	A

		18,513

Health Care Equipment and Supplies — 2.7%
Cutera Inc.	115	3,108	A
Haemonetics Corp.	138	6,199	A
Lifecell Corp.	71	1,719	A
Respironics Inc.	40	1,524	A
STERIS Corp.	123	3,083

	Shares	Value
Common Stocks and Equity Interests — Continued

Health Care — Continued

Health Care Equipment and Supplies — Continued
Viasys Healthcare Inc.	23	$637	A

		16,270

Health Care Providers and Services — 2.8%
Amedisys Inc.	132	4,338	A
AMERIGROUP Corp.	113	4,063	A
Five Star Quality Care Inc.	47	528	A
Healthspring Inc.	20	413	A
Medcath Corp.	65	1,773	A
Molina Healthcare Inc.	19	601	A
Sierra Health Services Inc.	56	2,029	A
WellCare Health Plans Inc.	45	3,073	A

		16,818

Life Sciences Tools and Services — 1.6%
Illumina Inc.	61	2,394	A
Kendle International Inc.	94	2,956	A
Pharmanet Development Group Inc.	163	3,598	A
Techne Corp.	16	876	A

		9,824

Pharmaceuticals — 3.0%
Adams Respiratory Therapeutics Inc.	67	2,738	A
Alpharma Inc.	253	6,090
Aspreva Pharmaceuticals Corp.	78	1,598	A
K-V Pharmaceutical Co.	40	958	A
Perrigo Co.	135	2,334
Sciele Pharma Inc.	44	1,054	A
Valeant Pharmaceuticals International	157	2,700
Viropharma Inc.	73	1,070	A

		18,542

Industrials — 15.0%
Air Freight and Logistics — 0.5%
Hub Group Inc.	100	2,749	A

Building Products — 1.2%
INSTEEL INDUSTRIES Inc.	153	2,720
Lennox International Inc.	70	2,146
PW Eagle Inc.	78	2,687

		7,553

Commercial Services and Supplies — 5.6%
Administaff Inc.	121	5,187
Clean Harbors Inc.	50	2,419	A
Consolidated Graphics Inc.	17	998	A
Cornell Cos. Inc.	51	940	A
Ennis Inc.	18	433

	Shares	Value
Common Stocks and Equity Interests — Continued

Industrials — Continued

Commercial Services and Supplies — Continued
Heidrick and Struggles International Inc.	12	$525	A
Herman Miller Inc.	117	4,240
IKON Office Solutions Inc.	282	4,623
John H. Harland Co.	49	2,455
Kelly Services Inc.	12	344
Korn/Ferry International	122	2,792	A
Labor Ready Inc.	74	1,351	A
Spherion Corp.	183	1,363	A
Standard Parking Corp.	24	910	A
United Stationers Inc.	37	1,704	A
Viad Corp.	76	3,090
Volt Information Sciences Inc.	21	1,054	A

		34,428

Electrical Equipment — 2.6%
A.O. Smith Corp.	95	3,553
Belden CDT Inc.	73	2,862
Ceradyne Inc.	40	2,243	A
EnerSys	50	794	A
General Cable Corp.	60	2,605	A
Regal-Beloit Corp.	45	2,363
The Lamson and Sessions Co.	58	1,402	A

		15,822

Machinery — 3.5%
Columbus McKinnon Corp.	21	431	A
Freightcar America Inc.	118	6,551
Gehl Co.	18	501	A
Kaydon Corp.	51	2,031
Kennametal Inc.	116	6,810
Lincoln Electric Holdings Inc.	23	1,396
Mueller Water Products Inc.	125	1,854
Robbins and Myers Inc.	9	432
Wabtec Corp.	37	1,133

		21,139

Marine — 0.4%
Horizon Lines Inc.	100	2,696

Road and Rail — 0.6%
Arkansas Best Corp.	55	1,991
Celadon Group Inc.	93	1,551	A

		3,542

Trading Companies and Distributors — 0.6%
Applied Industrial Technologies Inc.	133	3,488

	Shares	Value
Common Stocks and Equity Interests — Continued

Information Technology — 18.0%

Communications Equipment — 2.4%
Andrew Corp.	247	$2,527	A
Avici Systems Inc.	39	299	A
Avocent Corp.	101	3,429	A
CommScope Inc.	224	6,839	A
InterDigital Communications Corp.	49	1,654	A

		14,748

Computers and Peripherals — 1.7%
Brocade Communications Systems Inc.	45	365	A
Komag Inc.	162	6,138	A
McDATA Corp.	712	3,951	A

		10,454

Electronic Equipment and Instruments — 3.3%
Anixter International Inc.	25	1,342	A
AVX Corp.	144	2,134
Benchmark Electronics Inc.	163	3,965	A
Global Imaging Systems Inc.	103	2,270	A
Insight Enterprises Inc.	35	658	A
KEMET Corp.	168	1,225	A
Merix Corp.	45	420	A
Nu Horizons Electronics Corp.	60	620	A
Optimal Group Inc.	41	385	A
Plexus Corp.	129	3,071	A
Technitrol Inc.	57	1,362
TTM Technologies Inc.	138	1,567	A
Zygo Corp.	54	882	A

		19,901

Internet Software and Services — 1.1%
Imergent Inc.	15	421	A
Interwoven Inc.	80	1,178	A
RealNetworks Inc.	193	2,115	A
United Online Inc.	225	2,992

		6,706

IT Services — 1.7%
CACI International Inc.	17	978	A
Gevity HR Inc.	41	978
MPS Group Inc.	202	2,869	A
Perot Systems Corp.	333	5,451	A

		10,276

Semiconductors and Semiconductor Equipment — 4.9%
Advanced Energy Industries Inc.	42	793	A
Applied Micro Circuits Corp.	746	2,654	A
Atmel Corp.	746	4,515	A

	Shares	Value
Common Stocks and Equity Interests — Continued

Information Technology — Continued

Semiconductors and Semiconductor Equipment — Continued
ChipMOS TECHNOLOGIES Bermuda Ltd.	274	$1,861	A
Cymer Inc.	34	1,472	A
Eagle Test Systems Inc.	74	1,080	A
Micrel Inc.	186	2,004	A
Omnivision Technologies Inc.	131	1,794	A
ON Semiconductor Corp.	544	4,115	A
Spansion Inc.	148	2,198	A
Varian Semiconductor Equipment Associates Inc.	98	4,449	A
Zoran Corp.	229	3,336	A

		30,271

Software — 2.9%
Altiris Inc.	61	1,543	A
Aspen Technology Inc.	214	2,363	A
Hyperion Solutions Corp.	86	3,077	A
Micros Systems Inc.	12	611	A
MicroStrategy Inc.	17	1,984	A
SPSS Inc.	39	1,164	A
Sybase Inc.	276	6,827	A

		17,569

Materials — 7.7%
Chemicals — 3.6%
Arch Chemicals Inc.	32	1,077
FMC Corp.	85	6,468
Georgia Gulf Corp.	91	1,749
H.B. Fuller Co.	155	4,002
Hercules Inc.	236	4,563	A
Koppers Holdings Inc.	73	1,890
OM Group Inc.	10	466	A
PolyOne Corp.	184	1,376	A
Spartech Corp.	16	414

		22,005

Construction Materials — 0.8%
Eagle Materials Inc.	113	4,891

Containers and Packaging — 0.2%
Greif Inc.	9	1,042

Metals and Mining — 3.1%
Carpenter Technology Corp.	19	1,948
Chaparral Steel Co.	107	4,750
Commercial Metals Co.	195	5,020
Gerdau Ameristeel Corp.	110	977
Northgate Minerals Corp.	327	1,138	A
Olympic Steel Inc.	37	814

	Shares	Value
Common Stocks and Equity Interests — Continued

Materials — Continued

Metals and Mining — Continued
Reliance Steel and Aluminum Co.	109	$4,288

		18,935

Telecommunication Services — 0.7%

Diversified Telecommunication Services — 0.6%
Cincinnati Bell Inc.	611	2,792	A
CT Communications Inc.	27	607
Golden Telecom Inc.	12	543

		3,942

Wireless Telecommunication Services — 0.1%
US Cellular Corp.	10	696	A

Utilities — 1.5%

Electric Utilities — 0.2%
Portland General Electric Co.	55	1,496

Gas Utilities — 0.9%
Energen Corp.	117	5,496

Multi-Utilities — 0.4%
Avista Corp.	87	2,192

Total Common Stocks and Equity Interests (Cost — $539,905)		606,070

Total Investments — 99.3% (Cost — $539,905)		606,070
Other Assets Less Liabilities — 0.7%		4,063

Net Assets — 100.0%		$610,133

A	Non-income producing.

Security Valuation

Equity securities traded on national securities exchanges are valued at the last quoted sales price, except securities traded on the Nasdaq Stock Market, Inc. (“NASDAQ”) which are valued in accordance with the NASDAQ Official Closing Price. Over the counter securities are valued at the mean between the latest bid and asked prices as furnished by dealers who make markets in such securities or by independent pricing service. Fixed income securities for which market quotations are readily available are valued at current market value.

The Fund’s securities are valued on the basis of readily available market quotations or, lacking such quotations, at fair value as determined under policies approved by and under the general oversight of the Board of Directors. In determining fair value, all relevant qualitative and quantitative factors available are considered. These factors are subject to change over time and are reviewed periodically. The Fund may use fair value pricing instead of market quotations to value one or more securities if the Fund believes that, because of special circumstances, doing so would more accurately reflect the prices the Fund expects to realize on the current sale of those securities. Further, because of the inherent uncertainty of valuation, those estimated values may differ significantly from quoted or published value or from the values that would have been used had a ready market for the investments existed, and the differences could be material.

Other information regarding the Fund is available in the Fund’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

Item 2 – Controls and Procedures

(a)	The Registrant’s principal executive and principal financial officers have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant’s disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant’s management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)	There were no changes in the Registrant’s internal control over financial reporting during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the internal control over financial reporting.

Item 3 – Exhibits

Certifications as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Charles Street Trust, Inc.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:	February 27, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Mark R. Fetting
Mark R. Fetting
President, Legg Mason Charles Street Trust, Inc.

Date:	February 27, 2007

By:	/s/ Marie K. Karpinski
Marie K. Karpinski
Vice President and Chief Financial Officer, Legg Mason Charles Street Trust, Inc.

Date:	February 26, 2007